Income Taxes - Summary of the U.S. And Foreign Components of Loss before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before income taxes	$ 10,388	$ (76,180)	$ (196,124)	$ (208,166)	$ (387,206)
Bird Rides [Member]
U.S.			(189,706)	(105,235)
Foreign			(6,418)	(102,931)
Loss before income taxes			$ (196,124)	$ (208,166)